NOTE RECEIVABLE (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012
NOTE RECEIVABLE [Abstract]
Promissory note	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Accrued interest	$ 7,342	$ 6,356	$ 2,356
Interest rate		4.00%	4.00%	4.00%